Annual Total Returns - Fidelity® Value Fund [BarChart] - 10.31 Fidelity Value Fund Retail PRO-08 - Fidelity® Value Fund - Fidelity Value Fund-Retail Class	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(6.71%)
Annual Return 2012	21.90%
Annual Return 2013	37.07%
Annual Return 2014	11.72%
Annual Return 2015	(6.51%)
Annual Return 2016	16.06%
Annual Return 2017	15.67%
Annual Return 2018	(17.34%)
Annual Return 2019	31.62%
Annual Return 2020	9.31%